Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bridgecrest Acceptance Corporation (the “Company”)
Deutsche Bank Securities Inc.

Wells Fargo Securities, LLC

Citigroup Global Markets Inc.

(together, the “Specified Parties”)

Re: DT Auto Owner Trust 2021-2 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “1. Statistical - 2021-2 $245M - 02-28-2021.xlsx” (the “Data File”), provided by the Company on March 2, 2021, containing certain information related to 13,757 automobile retail installment sale contracts secured by used automobiles, light duty trucks, vans and minivans (“Auto Loans”) as of February 28, 2021, which we were informed are intended to be included as collateral in the offering by DT Auto Owner Trust 2021-2. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Recomputation Methodology” means the recomputation methodologies provided by the Company pertaining to a procedure, attribute, or value.

•	The term “Title Document” means a scanned image of the Certificate of Title, Lien Entry Form, Lien and Title Information Report, Lien Holder Release Form, Notice of Security Interest Filing, Title Lien Statement, or Vintek Lien, Title Information Report, State Department of Revenue Vehicle Search, Registration Documents, Application for Dealer Assignment, Application for Noting of Lien, Application for Certificate of Title, Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease, Lien Entry Form, and/or Vehicle Sales and Use Tax Return

•	The term “Insurance Document” means a scanned image of the Agreement to Provide Insurance, Auto Memorandum of Insurance, Certificate of Insurance, Confirmation of Insurance Form, Evidence of Insurance Form, Evidence of Liability Insurance, Evidence of Financial Responsibility, Financial

Responsibility Identification Card, Liability Insurance Card, Insurance Affidavit, Insurance Application, Insurance Binder Form, Insurance Card, Insurance Declaration Form, Insurance Endorsement, Insurance Summary, Insurance Verification Form, Notice of Reinstatement, Policy Change Declaration, Personal Auto Declaration, Renewal Auto Policy Declarations, Statement of Coverage, Letter of Coverage, Verbal Verification of Insurance Coverage, Verification of Coverage, Coverage Summary, Letter of Experience, Verification of Insurance Form, Security Verification Form, Temporary Auto Identification Card, Temporary Proof of Auto Insurance Card, or screenshot from the Company’s Insurance Verification system

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System.

•	The term “Global Search System” means the Company’s internal document management/storage system.

•	The term “Loan File” means some or all of the following documents: Installment Sale Contract, Title Document, Credit Application, and Insurance Document, which was represented by the Company to be a copy of the original Loan File contained in Global Search System and screens from Vision. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract by the borrower.

We were instructed by the Company to perform the following agreed-upon procedures on the Auto Loans in the Data File.

A.	The Company instructed us to select a random sample of 150 Auto Loans from the Data File (the “Selected Auto Loans”). A listing of the Selected Auto Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Auto Loans we were instructed to randomly select from the Data File.

B.	For each of the Selected Auto Loans, we compared the Attributes, listed below, to the corresponding information contained in the Loan File, listed below. The Specified parties indicated that the absence of any of the Loan File information or the inability to agree the indicated information from the Data File to the Loan File. For each of the Attributes constituted and exception. Where more than one document is indicated for an Attribute, we used the highest priority document found in the related Loan File (i.e. in the order listed in the table below) .

Attribute	Loan File
Borrower Name	Installment Sale Contract, “Account Info” screen, “Customer Information” screen, “Buyer Information” screen from Vision
Original Amount Financed	Installment Sale Contract

Scheduled Monthly Payment (For all Selected Auto Loans with “monthly” payment frequency as shown in the “Payment Schedule” section of the Installment Sale Contract)	Installment Sale Contract, the “Reg. Payment” in the “Account Summary” screen from Vision.
Annual Percentage Rate (“APR”)	Installment Sale Contract, “Account Summary” screen from Vision

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Attribute	Loan File
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract
Borrower’s State	Installment Sale Contract, “Customer Information” screen from Vision
C.	Using (i) certain information in the Loan File and (ii) the Recomputation Methodology, we recomputed the Attributes listed below for each of the Selected Auto Loans.

Recomputation Methodology
Original Term	Recompute using (i) the First Payment Date and (ii) the Original Maturity Date appearing in the Installment Sale Contract.
Scheduled Monthly Payment (For all Selected Auto Loans with a payment frequency other than “monthly” as shown in the “Payment Schedule” section of the Installment Sale Contract)	Recompute using (i) the amount of each payment stated in the “Payment Schedule” section of the Installment Sale Contract or in the “Account Summary” screen from Vision and (ii) the payment frequency stated in the “Frequency” section of the Installment Sale Contract or in the “Account Summary” screen from Vision.
D.	For each Selected Auto Loan, we observed the presence of the following in the Loan File, exceptions are listed in Exhibit B:

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

•	Title Document. We were instructed by the Company to observe that “Bridgecrest Acceptan,” “Bridgecrest Acceptance,” “Bridgecrest Accep Corp,” “Bridgecrest Acceptance Corp,” “Bridgecrest Acceptance Corp.,” “Bridgecrest Acceptance Corporation,” “Bridgecrest Accpt Corp,” “DriveTime,” “DriveTime Acceptance Corporation,” “DriveTime Car Sales,” “DT Acceptance Corp,” or “DT Acceptance Corporation” appeared in the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

There were no conclusions that resulted from our procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

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The procedures performed were applied based on information included in the Data File, Loan File, Recomputation Methodologies, and materiality thresholds, provided by the Company, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Auto Loans, (ii) the reliability or accuracy of the Loan File which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA

April 1, 2021

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Exhibit A
The Selected Auto Loans
Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number

1	2021-02-001	51	2021-02-051	101	2021-02-101
2	2021-02-002	52	2021-02-052	102	2021-02-102
3	2021-02-003	53	2021-02-053	103	2021-02-103
4	2021-02-004	54	2021-02-054	104	2021-02-104
5	2021-02-005	55	2021-02-055	105	2021-02-105
6	2021-02-006	56	2021-02-056	106	2021-02-106
7	2021-02-007	57	2021-02-057	107	2021-02-107
8	2021-02-008	58	2021-02-058	108	2021-02-108
9	2021-02-009	59	2021-02-059	109	2021-02-109
10	2021-02-010	60	2021-02-060	110	2021-02-110
11	2021-02-011	61	2021-02-061	111	2021-02-111
12	2021-02-012	62	2021-02-062	112	2021-02-112
13	2021-02-013	63	2021-02-063	113	2021-02-113
14	2021-02-014	64	2021-02-064	114	2021-02-114
15	2021-02-015	65	2021-02-065	115	2021-02-115
16	2021-02-016	66	2021-02-066	116	2021-02-116
17	2021-02-017	67	2021-02-067	117	2021-02-117
18	2021-02-018	68	2021-02-068	118	2021-02-118
19	2021-02-019	69	2021-02-069	119	2021-02-119
20	2021-02-020	70	2021-02-070	120	2021-02-120
21	2021-02-021	71	2021-02-071	121	2021-02-121
22	2021-02-022	72	2021-02-072	122	2021-02-122
23	2021-02-023	73	2021-02-073	123	2021-02-123
24	2021-02-024	74	2021-02-074	124	2021-02-124
25	2021-02-025	75	2021-02-075	125	2021-02-125
26	2021-02-026	76	2021-02-076	126	2021-02-126
27	2021-02-027	77	2021-02-077	127	2021-02-127
28	2021-02-028	78	2021-02-078	128	2021-02-128
29	2021-02-029	79	2021-02-079	129	2021-02-129
30	2021-02-030	80	2021-02-080	130	2021-02-130
31	2021-02-031	81	2021-02-081	131	2021-02-131
32	2021-02-032	82	2021-02-082	132	2021-02-132
33	2021-02-033	83	2021-02-083	133	2021-02-133
34	2021-02-034	84	2021-02-084	134	2021-02-134
35	2021-02-035	85	2021-02-085	135	2021-02-135
36	2021-02-036	86	2021-02-086	136	2021-02-136
37	2021-02-037	87	2021-02-087	137	2021-02-137
38	2021-02-038	88	2021-02-088	138	2021-02-138
39	2021-02-039	89	2021-02-089	139	2021-02-139
40	2021-02-040	90	2021-02-090	140	2021-02-140
41	2021-02-041	91	2021-02-091	141	2021-02-141
42	2021-02-042	92	2021-02-092	142	2021-02-142
43	2021-02-043	93	2021-02-093	143	2021-02-143
44	2021-02-044	94	2021-02-094	144	2021-02-144
45	2021-02-045	95	2021-02-095	145	2021-02-145
46	2021-02-046	96	2021-02-096	146	2021-02-146
47	2021-02-047	97	2021-02-097	147	2021-02-147
48	2021-02-048	98	2021-02-098	148	2021-02-148
49	2021-02-049	99	2021-02-099	149	2021-02-149
50	2021-02-050	100	2021-02-100	150	2021-02-150

Note: The Company has assigned a unique Loan ID number to each Auto Loan in the Data File. The Auto Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Exhibit B

Exception List

Selected Auto Loan Number	Auto Loan Number	Attribute	Per Data File	Per Loan File
50	2021-02-050	Proof of Insurance Policy	N/A	Proof of Insurance Policy Not Available
76	2021-02-076	Signed Credit Application	N/A	Credit Application Not Signed

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